Property and equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 3,235	$ 3,234	$ 6,469	$ 6,152